6. OTHER FINANCING RECEIVABLES, NET (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Financing Receivables Net Details 2Abstract
Provision for credit losses, beginning	¥ (10,311)	¥ (144,359)
Reclassification to accrued marketing expense	0	127,807
(Addition)/Reversal	7,837	6,241
Provision for credit losses, ending	¥ (2,474)	¥ (10,311)